Retirement Plans (Change In Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	$ 203.5
Benefits paid	3.2	22.7	13.2
Fair value at end of period	234.1	203.5
Defined Benefit Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	203.5	187.4
Actual return on plan assets	39.4	3.7
Employer contributions	2.4	22.2	12.9
Participant contributions	0	0
Benefits paid	(11.2)	(9.8)
Fair value at end of period	234.1	203.5	187.4
Postretirement Benefit Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0.8	0.5	0.3
Participant contributions	0.4	0.3
Benefits paid	(1.2)	(0.8)
Fair value at end of period	$ 0	$ 0	$ 0